UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter ended February 29, 2008

Item 1.           Schedule of Investments

THE RESERVE FUND - PRIMARY FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 29, 2008 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certificates of Deposit – 16.3%
	Domestic – 0.5%
$250,000,000	Bank of America, N.A., 4.52%, 4/2/08	$250,000,000

	Yankees – 15.8%
150,000,000	Bank of Montreal Chicago, 3.05%, 5/13/08	150,002,936
100,000,000	Bank of Montreal Chicago, 4.92%, 5/30/08	100,002,385
99,000,000	Bank of Montreal Chicago, 3.00%, 8/22/08	99,017,960
100,000,000	Bank of Montreal Chicago, 3.35%, 1/12/09	100,000,000
250,000,000	Bank of Scotland, 3.00%, 8/1/08	250,000,000
350,000,000	Bank of Tokyo-Mitsubishi, 5.48%, 3/7/08	350,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 4.80%, 3/27/08	100,000,000
200,000,000	Bank of Tokyo-Mitsubishi, 4.22%, 5/14/08	200,000,000
150,000,000	Barclay’s Bank PLC, 3.37%, 2/26/09	150,000,000
225,000,000	Barclay’s Bank PLC, 4.79%, 3/26/08	225,000,000
200,000,000	Barclay’s Bank PLC, 4.60%, 4/3/08	200,000,000
225,000,000	Barclay’s Bank PLC, 3.04%, 5/15/08	225,000,000
200,000,000	Barclay’s Bank PLC, 4.72%, 6/26/08	200,000,000
100,000,000	BNP Paribas, 5.12%, 3/3/08	100,000,000
200,000,000	BNP Paribas, 4.71%, 6/30/08	200,000,000
200,000,000	BNP Paribas, 4.59%, 8/26/08	200,000,000
150,000,000	Calyon, 3.05%, 3/20/08	150,000,000
150,000,000	Calyon, 4.43%, 4/9/08	150,003,049
100,000,000	Canadian Imperial Bank of Commerce, 4.86%, 5/30/08	100,000,000
200,000,000	Canadian Imperial Bank of Commerce, 3.21%, 3/17/08	200,000,000
150,000,000	Credit Suisse NY, 4.87%, 5/29/08	150,000,000
200,000,000	Credit Suisse NY, 5.40%, 6/11/08	200,000,000
150,000,000	Credit Suisse NY, 4.23%, 7/8/08	150,635,229
200,000,000	Credit Suisse NY, 3.26%, 11/28/08	200,000,000
250,000,000	Credit Suisse NY, 4.71%, 1/9/09	250,000,000
100,000,000	Depfa Bank NY, 3.08%, 3/31/08	100,000,000
150,000,000	Depfa Bank NY, 4.79%, 4/28/08	150,000,000
200,000,000	Depfa Bank NY, 4.36%, 7/8/08	200,000,000
100,000,000	Depfa Bank NY, 3.01%, 7/21/08	100,000,000
200,000,000	Deutsche Bank, 5.42%, 6/11/08	200,000,000
400,000,000	Deutsche Bank, 3.20%, 10/29/08	400,000,000
90,000,000	Deutsche Bank, 3.17%, 1/9/08	89,948,906
190,000,000	Dexia Bank, 3.11%, 5/28/08	190,008,889
100,000,000	Royal Bank of Scotland NY, 4.35%, 5/13/08	100,000,000
200,000,000	Royal Bank of Scotland NY, 3.04%, 5/21/08	200,000,000
100,000,000	Royal Bank of Scotland NY, 4.92%, 6/03/08	100,000,000
100,000,000	Societe Generale NY, 3.20%, 3/5/08	100,000,000
100,000,000	Societe Generale NY, 4.84%, 3/27/08	100,000,000
100,000,000	Swedbank NY, 3.34%, 1/12/09	100,000,000
100,000,000	Swedbank NY, 3.30%, 1/14/09	100,000,000
100,000,000	Toronto Dominion Bank, 4.86%, 5/30/08	100,000,000
300,000,000	UBS AG Stamford, 3.00%, 5/13/08	300,000,000
200,000,000	UBS AG Stamford, 4.60%, 7/2/08	200,000,000
250,000,000	UBS AG Stamford, 3.00%, 8/1/08	250,000,000
		7,479,619,354
	Total Negotiable Bank Certificates of Deposit (Cost $7,729,619,354)	7,729,619,354

	Medium Term Notes - 1.3%
150,000,000	AIG Matched Funding Corp, 5.22%, 9/18/08	150,000,000
250,000,000	Lehman Brothers, 4.75%, 3/20/09	250,000,000
200,000,000	Royal Bank of Scotland, 5.12%, 9/18/08	200,000,000

	Total Medium Term Notes (Cost $600,000,000)	600,000,000

	Commercial Paper - 56.4%
200,000,000	Bank of Ireland, 3.04%, 5/22/08	198,648,889
141,756,000	Bank of Ireland, 3.04%, 5/27/08	140,738,507
150,000,000	Bank of Ireland, 4.64%, 7/7/08	147,564,000
15,185,000	Barton Capital LLC, 3.15%, 5/7/08	150,325,135
179,522,000	Beethoven Funding Corp, 3.42%, 3/10/08	179,402,618
46,924,000	Beethoven Funding Corp, 3.42%, 3/17/08	46,861,591
75,000,000	Beethoven Funding Corp, 3.57%, 3/19/08	74,881,000
300,000,000	Beethoven Funding Corp, 3.57%, 3/20/08	299,494,250
150,000,000	Beethoven Funding Corp, 4.80%, 4/7/08	149,300,000
150,000,000	Beethoven Funding Corp, 4.65%, 4/9/08	149,283,125
500,000,000	Beethoven Funding Corp, 3.35-5.00%, 4/18/08	497,121,806
100,000,000	Beethoven Funding Corp, 4.86%, 4/24/08	99,298,000
121,000,000	Beethoven Funding Corp, 4.86%, 4/25/08	120,134,245
100,000,000	Beethoven Funding Corp, 3.20%, 5/1/08	99,475,556
200,000,000	Beethoven Funding Corp, 3.20%, 5/2/08	198,933,333
200,000,000	Belmont Funding LLC, 5.85%, 3/12/08	199,707,500
25,000,000	Belmont Funding LLC, 5.85%, 3/20/08	24,930,938
200,000,000	Belmont Funding LLC, 3.57-3.60%, 3/25/08	199,561,833
200,000,000	Belmont Funding LLC, 3.25%, 5/7/08	198,826,389
50,000,000	Belmont Funding LLC, 3.30%, 5/19/08	49,647,083
250,000,000	Belmont Funding LLC, 4.71%, 5/23/08	247,350,625
125,000,000	Belmont Funding LLC, 5.26%, 6/9/08	123,210,139

200,000,000	Belmont Funding LLC, 5.15%, 6/13/08	197,081,667
100,000,000	Belmont Funding LLC, 4.80%, 8/1/08	97,986,667
100,000,000	Belmont Funding LLC, 3.08%, 8/11/08	98,622,556
267,908,000	Bryant Park Funding LLC, 5.55%, 3/5/08	267,825,395
25,000,000	Bryant Park Funding LLC, 5.50%, 3/7/08	24,984,722
200,000,000	Bryant Park Funding LLC, 5.50%, 3/12/08	199,725,000
250,000,000	Concord Minutemen Capital, 3.50%, 3/14/08	249,732,639
116,758,000	Concord Minutemen Capital, 3.40%, 5/2/08	116,096,371
352,114,000	Concord Minutemen Capital, 3.23-3.25%, 5/9/08	349,993,584
100,000,000	Concord Minutemen Capital, 5.30%, 6/11/08	98,527,778
76,545,000	Concord Minutemen Capital, 3.17%, 8/8/08	75,480,046
102,346,000	Concord Minutemen Capital, 3.05%, 11/21/08	100,065,532
395,168,000	Crown Point Capital, 4.30-4.31%, 7/11/08	389,021,092
356,196,000	Crown Point Capital, 3.10-3.15%, 8/8/08	351,294,053
182,030,000	Crown Point Capital, 3.99%, 9/17/08	178,035,352
250,000,000	Crown Point Capital, 4.11%, 10/29/08	250,000,000
100,000,000	Curzon Funding LLC, 4.83%, 3/26/08	99,691,417
200,000,000	Curzon Funding LLC, 4.71%, 4/2/08	199,215,000
150,000,000	Curzon Funding LLC, 3.20%, 4/7/08	149,533,333
100,000,000	Curzon Funding LLC, 4.21%, 4/11/08	99,544,458
100,000,000	Curzon Funding LLC, 4.94%, 4/18/08	99,368,778
100,000,000	Curzon Funding LLC, 4.75%, 4/24/08	99,313,889
200,000,000	Curzon Funding LLC, 4.75%, 4/25/08	198,601,389
125,000,000	Curzon Funding LLC, 3.25%, 5/19/08	124,131,076
100,000,000	Curzon Funding LLC, 3.17%, 6/20/08	99,040,195
175,000,000	Curzon Funding LLC, 4.43%, 7/8/08	172,268,177
100,000,000	Curzon Funding LLC, 4.80%, 8/4/08	97,946,667
100,000,000	Curzon Funding LLC, 4.70%, 8/29/08	97,663,056
161,500,000	Depfa Bank PLC, 3.03-3.05%, 5/6/08	160,626,498
125,000,000	Depfa Bank PLC, 4.75%, 6/4/08	123,466,146
250,000,000	Deutsche Bank LLC, 3.02%, 5/1/08	248,763,868
250,000,000	Dexia Delaware LLC, 3.04%, 5/27/08	248,205,556
50,000,000	East-Fleet Finance LLC, 3.55%, 3/3/08	50,000,000
100,000,000	East-Fleet Finance LLC, 3.55%, 3/14/08	99,891,528
100,000,000	East-Fleet Finance LLC, 3.70%, 3/19/08	99,835,556
400,000,000	East-Fleet Finance LLC, 3.65%, 3/27/08	399,026,667
200,000,000	Ebbets Funding LLC, 5.85%, 3/12/08	199,707,500
349,500,000	Ebbets Funding LLC, 5.50-5.85%, 3/20/08	348,559,298
175,000,000	Ebbets Funding LLC, 3.57%, 3/24/08	174,635,563
100,000,000	Ebbets Funding LLC, 4.97%, 4/21/08	99,323,528
100,000,000	Ebbets Funding LLC, 4.82%, 4/25/08	99,290,389
100,000,000	Ebbets Funding LLC, 5.20%, 5/28/08	98,757,778
100,000,000	Ebbets Funding LLC, 5.26%, 6/9/08	98,568,111
100,000,000	Ebbets Funding LLC, 4.81%, 6/19/08	98,558,500
100,000,000	Ebbets Funding LLC, 4.81%, 8/4/08	97,942,389
100,000,000	Ebbets Funding LLC, 3.97%, 9/12/08	97,871,639
250,000,000	Elysian Funding LLC, 3.45%, 3/5/08	249,952,083
325,000,000	Elysian Funding LLC, 3.45-5.25%, 3/12/08	324,618,438
300,000,000	Elysian Funding LLC, 3.45-4.80%, 3/14/08	299,642,500
100,000,000	Elysian Funding LLC, 3.32%, 4/7/08	99,677,222
150,000,000	Elysian Funding LLC, 3.32%, 4/23/08	149,294,500
100,000,000	Elysian Funding LLC, 3.25%, 5/9/08	99,395,139
200,000,000	Erasmus Capital Corp, 3.35%, 3/20/08	199,683,611
78,840,000	Erasmus Capital Corp, 4.60%, 4/11/08	78,447,114
200,000,000	Erasmus Capital Corp, 4.05%, 4/18/08	198,965,000
200,000,000	Erasmus Capital Corp, 3.19%, 5/13/08	198,741,722
100,000,000	Galleon Capital LLC, 5.70%, 3/11/08	99,873,333
300,414,000	Galleon Capital LLC, 3.36%, 3/25/08	299,797,150
150,000,000	Galleon Capital LLC, 3.25%, 4/4/08	149,566,667
100,000,000	Galleon Capital LLC, 3.45%, 4/25/08	99,492,083
100,000,000	Galleon Capital LLC, 3.10%, 5/2/08	99,483,333
111,700,000	Gemini Securitization LLC, 3.30%, 3/24/08	111,484,978
200,000,000	Gemini Securitization LLC, 5.40%. 4/4/08	199,040,000
50,000,000	Gemini Securitization LLC, 4.45%, 4/7/08	49,783,681
185,000,000	Gemini Securitization LLC, 3.12%, 4/8/08	184,422,800
115,000,000	Gemini Securitization LLC, 3.07%, 5/20/08	114,235,058
140,000,000	Gemini Securitization LLC, 3.10%, 5/29/08	138,951,167
100,000,000	Grampian Funding LLC, 5.12%, 3/5/08	99,971,556
150,000,000	Grampian Funding LLC, 5.04%, 3/20/08	149,643,000
150,000,000	Grampian Funding LLC, 4.68%, 4/2/08	149,415,000
150,000,000	Grampian Funding LLC, 4.68%, 4/4/08	149,376,000
175,000,000	Grampian Funding LLC, 3.05%, 4/29/08	174,154,896
100,000,000	ING Funding LLC, 4.47%, 4/7/08	99,565,417
175,000,000	Lehman Brothers Holdings, 4.88%, 4/24/08	173,767,708
200,000,000	Lehman Brothers Holdings, 4.73%, 5/22/08	197,900,000
150,000,000	Lehman Brothers Holdings, 3.00%, 10/10/08	147,237,500
400,000,000	Lexington Parker Capital, 4.50-4.65%, 3/7/08	399,796,667
100,000,000	Lexington Parker Capital, 4.02%, 4/22/08	99,441,667
70,000,000	Lexington Parker Capital, 3.27%, 4/23/08	69,675,725
41,000,000	Lexington Parker Capital, 3.20%, 4/25/08	40,806,844
100,000,000	Lexington Parker Capital, 3.21%, 5/9/08	99,402,583
175,000,000	Lexington Parker Capital, 5.30%, 6/13/08	172,372,083
203,326,000	Lexington Parker Capital, 3.15%, 8/22/08	200,265,944
200,000,000	Market Street Funding LLC, 5.69%, 3/4/08	199,968,417
200,000,000	Market Street Funding LLC, 5.70%, 3/14/08	199,651,667
100,000,000	Market Street Funding LLC, 3.40%, 3/26/08	99,782,778
200,000,000	Market Street Funding LLC, 3.28%, 4/22/08	199,088,889
125,000,000	Market Street Funding LLC, 3.10%, 5/13/08	124,235,764
150,000,000	Market Street Funding LLC, 4.90%, 8/22/08	146,488,333

200,000,000	Merrill Lynch, 4.51%, 5/2/08	198,496,667
200,000,000	Merrill Lynch, 4.82%, 8/29/08	195,206,778
300,000,000	Morgan Stanley, 4.66%, 5/23/08	296,854,500
250,000,000	Morgan Stanley, 4.26%, 7/25/08	245,740,000
150,000,000	Morgan Stanley, 4.74%, 8/1/08	147,017,750
200,000,000	Morgan Stanley, 4.30%, 8/15/08	196,058,333
100,000,000	Morrigan Funding LLC, 6.00%, 3/4/08	99,983,333
100,000,000	Morrigan Funding LLC, 6.00%, 3/7/08	99,933,333
70,000,000	Morrigan Funding LLC, 5.05%, 4/4/08	69,685,778
400,000,000	Morrigan Funding LLC, 4.65%-4.70%, 4/11/08	397,974,167
150,000,000	Morrigan Funding LLC, 4.94-5.00%, 4/18/08	149,045,500
100,000,000	Morrigan Funding LLC, 4.92%, 4/21/08	99,330,333
100,000,000	Morrigan Funding LLC, 3.67%, 4/25/08	99,459,694
100,000,000	Morrigan Funding LLC, 4.74%, 5/7/08	99,144,167
75,000,000	Morrigan Funding LLC, 3.60%, 5/23/08	74,392,500
107,000,000	Morrigan Funding LLC, 3.25%, 9/5/08	105,203,292
250,000,000	Morrigan Funding LLC, 3.99%, 9/17/08	244,513,750
50,220,000	Old Line Funding LLC, 3.23%, 4/10/08	50,048,778
201,507,000	Park Avenue Receivables, 3.30%, 3/20/08	201,192,985
100,000,000	Picaros Funding LLC, 5.03%, 4/15/08	99,399,194
250,000,000	Scaldis Capital LLC, 5.48%, 3/5/08	249,923,889
100,000,000	Scaldis Capital LLC, 4.99%, 3/19/08	99,778,222
200,000,000	Scaldis Capital LLC, 3.30%, 3/20/08	199,688,333
100,000,000	Scaldis Capital LLC, 3.35%, 3/25/08	99,795,278
150,000,000	Scaldis Capital LLC, 3.35%, 3/28/08	149,651,042
150,000,000	Scaldis Capital LLC, 4.68%, 4/3/08	149,395,500
50,000,000	Scaldis Capital LLC, 5.06%, 5/23/08	49,430,750
200,000,000	Scaldis Capital LLC, 3.24%, 5/28/08	198,452,000
200,000,000	Scaldis Capital LLC, 3.24%, 5/29/08	198,434,000
200,000,000	Societe Generale, 4.26%, 4/9/08	199,124,333
350,000,000	Societe Generale, 3.88%, 4/18/08	348,264,778
250,000,000	Societe Generale, 4.55%, 5/5/08	248,009,375
200,000,000	Societe Generale, 3.07%, 6/4/08	198,413,833
150,000,000	Surrey Funding Corp, 3.37%, 3/18/08	149,789,688
140,071,000	Surrey Funding Corp, 3.38%, 3/24/08	139,794,827
128,285,000	Surrey Funding Corp, 3.40%, 3/28/08	127,982,105
100,000,000	Surrey Funding Corp, 3.40%, 4/21/08	99,537,222
200,000,000	Surrey Funding Corp, 3.10-3.40%, 4/25/08	199,043,056
200,000,000	Surrey Funding Corp, 3.20%, 6/4/08	198,346,667
250,000,000	Swedbank, 4.63%, 4/3/08	249,003,264
50,000,000	Tasman Funding Inc, 5.10%, 3/12/08	49,936,250
419,000,000	Tasman Funding Inc, 3.65%, 3/26/08	418,022,915
275,000,000	Tasman Funding Inc, 5.00-5.05%, 3/31/08	273,925,694
50,000,000	Tasman Funding Inc, 3.60%, 4/7/08	49,825,000
50,000,000	Tasman Funding Inc, 4.60%, 4/10/08	49,757,222
50,000,000	Tasman Funding Inc, 3.60%, 4/24/08	49,740,000
50,000,000	Tasman Funding Inc, 3.55%, 4/25/08	49,738,681
200,000,000	Tasman Funding Inc, 3.60%, 4/28/08	198,880,000
350,000,000	Tasman Funding Inc, 3.10-3.40%, 5/1/08	348,148,056
150,000,000	UBS Finance Delaware LLC, 4.32%, 9/19/08	146,400,000
200,000,000	Victory Receivables Corp, 3.30%, 3/20/08	199,688,333
153,069,000	Victory Receivables Corp, 3.24%, 4/23/08	152,366,413
100,000,000	Victory Receivables Corp, 3.25%, 5/2/08	99,458,333

	Total Commercial Paper (Cost $26,661,498,866)	26,661,498,866

	Floating Rate Notes (a) - 19.1%
100,000,000	ABN Amro Bank, 3.45%, 1/30/09	100,000,000
100,000,000	AIG Matched Funding Corp, 3.08%, 9/12/08	99,568,642
200,000,000	Allied Irish Bank PLC, 3.10%, 8/18/08	200,000,000
200,000,000	American Express Centurion, 3.42%, 9/10/08	200,000,000
200,000,000	American Express Centurion, 3.37%, 9/18/08	200,000,000
200,000,000	American Express Centurion, 3.11%, 12/19/08	200,000,000
40,000,000	American Express Centurion, 3.11%, 2/20/09	39,864,589
178,000,000	American Honda Finance, 3.17%, 11/20/08	178,000,000
300,000,000	Aust & NZ Banking, 5.11%, 7/3/08	300,000,000
10,000,000	Bank of Ireland, 3.11%, 9/18/08	9,988,924
365,000,000	Bank of Ireland, 3.06%, 11/14/08	364,923,963
400,000,000	Bank of Ireland, 3.11%, 9/18/08	400,000,000
100,000,000	Bank of Nova Scotia, 3.07%, 7/29/08	99,919,259
375,000,000	Bank of Scotland, 3.15%, 9/5/08	374,964,178
100,000,000	Bank of Scotland, 4.80%, 10/3/08	100,000,000
110,000,000	Bank of Scotland, 4.49%, 11/14/08	110,000,000
300,000,000	Bank of Scotland, 4.61%, 2/6/09	300,000,000
225,000,000	BNP Paribas, 3.13%, 11/7/08	225,000,000
125,000,000	Calyon NY, 3.12%, 3/31/08	124,987,776
100,000,000	Credit Suisse NY, 3.33%, 10/27/08	100,000,000
100,000,000	Danske Corp, 3.15%, 12/15/08	100,000,000
190,000,000	Deutsche Bank NY, 3.23%, 12/1/08	189,415,018
250,000,000	Deutsche Bank NY, 4.75%, 1/21/09	250,000,000
200,000,000	Fortis Bank NY, 3.86%, 7/18/08	200,000,000
200,000,000	General Electric Cap, 3.16%, 3/24/09	200,000,000
300,000,000	Goldman Sachs, 3.37%, 11/28/08	300,000,000
400,000,000	Goldman Sachs, 3.33%, 8/22/08	400,000,000
35,000,000	Goldman Sachs, 3.25%, 12/23/08	34,824,808
125,000,000	HBOS Treasury Services PLC, 4.80%, 10/31/08	125,000,000
140,000,000	Merrill Lynch, 3.26%, 8/14/08	139,895,434

250,000,000	Merrill Lynch, 3.06%, 8/22/08		250,000,000
230,000,000	Merrill Lynch, 3.11%, 8/22/08		230,000,000
200,000,000	Morgan Stanley, 3.14%, 3/27/08		200,000,000
100,000,000	National Australia Bank, 4.45%, 2/6/09		100,000,000
100,000,000	National Australia Bank, 3.27%, 2/19/09		100,000,000
275,000,000	Natexis Banques Populaires, 3.10%, 6/6/08		275,000,000
300,000,000	Royal Bank of Canada, 3.25%, 8/29/08		300,000,000
200,000,000	Royal Bank of Canada, 3.25%, 9/30/08		200,000,000
150,000,000	Royal Bank of Scotland, 4.63%, 10/10/08		150,000,000
200,000,000	Royal Bank of Scotland, 3.26%, 10/30/08		200,000,000
145,000,000	Skandinaviska Enskilda Banken, 3.17%, 9/8/08		145,000,000
200,000,000	Svenska Handelsbanken, 3.10%, 10/20/08		200,000,000
500,000,000	Unicredito Italiano SpA, 3.14%, 11/14/08		500,000,000
150,000,000	Wachovia Bank, 5.28%, 1/9/09		150,000,000
350,000,000	Wachovia Bank, 4.75%, 2/4/09		350,000,000

	Total Floating Rate Notes (Cost $9,016,352,591)		9,016,352,591

	US Corporate Notes/Bonds - 0.3%
125,000,000	Morgan Stanley, 3.88%, 1/15/09 (Cost $125,260,974)		125,260,974

	Promissory Notes - 1.7%
500,000,000	Merrill Lynch, 4.13%, 3/27/09		500,000,000
300,000,000	Goldman Sachs, 4.87%, 5/7/08		300,000,000

	Total Promissory Notes (Cost $800,000,000)		800,000,000

	Repurchase Agreements - 6.5%
1,000,000,000	Bear Stearns & Co., Inc., 3.28%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $1,000,272,917 (collateralized by ABS 0.00% to 9.08% due 10/25/10 to 4/5/52 valued at $654,320,507, CMO 0.08% to 7.38% due 8/25/34 to 12/20/49 valued at $106,930,599, TRR 0.00% to 6.81% due 3/25/34 to 12/31/50 valued at $101,482,925, TR3 0.00% to 7.82% due 8/25/36 to 1/9/38 valued at $186,188,840)		1,000,000,000

450,000,000	Bear Stearns & Co, Inc., 3.33%, dated 2/29/08, due 3/3/08, repurchase porceeds at maturity $450,124,688 (collateralized by ABS 0.00% to 5.79% due 10/25/34 to 4/25/37 valued at $41,202,377, CMO 0.00% to 6.75% due 2/7/08 to 12/20/49 valued at $431,297,824)		450,000,000

500,000,000	Citigroup Global Markets, 3.23%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $500,134,375 (collateralized by MNI 0.00% to 0.00% due 6/14/36 to 11/29/37 valued at $507,612,328, TRR 0.00% to 0.00% due 9/28/34 to 9/5/37 valued at $48,519,051)		500,000,000

140,000,000	Merrill Lynch, 3.43%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $140,039,958 (collateralized by WLR Valued at $146,599,193)*		140,000,000

1,000,000,000	Morgan Stanley, 3.29%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $1,000,273,950 (collateralized by WLR valued at $1,020,794,540)		1,000,000,000

	Total Repurchase Agreements (Cost $3,090,000,000)		3,090,000,000

	Total Investments (Cost $48,022,731,785) +	101.6%	48,022,731,785
	Liabilities in Excess of Other Assets	(1.6)	(757,298,449)
	Net Assets	100.0%	$47,265,433,336

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 29, 2008 (Unaudited)

Principal
Amount		Value
	Government Agency Notes – 3.4%
200,000,000	FNMA Discount Note, 4.18%, 4/30/08	198,606,667
$250,000,000	FNMA Discount Note, 4.28%, 3/19/08	$249,465,000
	Total US Agency Notes (Cost $448,071,667)	448,071,667

	US Corporate Notes/Bonds – 16.5%
500,000,000	Federal Home Loan Bank, 2.90%, 3/5/09	500,000,000
500,000,000	Federal Home Loan Bank, 4.97%, 10/23/09	500,000,000
150,000,000	Federal Home Loan Bank, 5.18%, 10/3/08	150,000,000
100,000,000	Federal Home Loan Bank, 5.27%, 2/20/09	100,000,000
500,000,000	Freddie Mac, 3.00%, 3/4/09	500,000,000
250,000,000	Freddie Mac, 4.30%, 12/12/08	250,000,000
200,000,000	Freddie Mac, 4.33%, 12/17/08	200,000,000
	Total US Corporate Notes/Bonds (Cost $2,200,000,000)	2,200,000,000

	Floating Rate Notes (a) - 39.4%
200,000,000	Fannie Mae, 3.56%, 1/23/09	200,000,000
875,000,000	Fannie Mae, 4.35%, 1/9/09	875,000,000
500,000,000	Federal Farm Credit Bank, 4.56%, 11/16/09	500,000,000
200,000,000	Federal Farm Credit Bank, 5.25%, 2/23/09	200,000,000
100,000,000	Federal Farm Credit Bank, 5.28%, 3/11/09	100,000,000
250,000,000	Federal Farm Credit Bank, 5.29%, 3/17/09	250,000,000
250,000,000	Federal Home Loan Bank, 3.12%, 8/7/09	250,000,000
250,000,000	Federal Home Loan Bank, 3.13%, 2/20/09	250,000,000
200,000,000	Federal Home Loan Bank, 3.56%, 1/30/09	200,000,000
500,000,000	Federal Home Loan Bank, 3.58%, 1/30/09	500,000,000
230,000,000	Federal Home Loan Bank, 4.71%, 5/5/09	230,000,000
200,000,000	Federal Home Loan Bank, 4.80%, 11/20/09	200,000,000
200,000,000	Federal Home Loan Bank, 4.82%, 11/23/09	200,000,000
200,000,000	Federal Home Loan Bank, 5.08%, 8/15/08	200,000,000
200,000,000	Federal Home Loan Bank, 5.24%, 2/11/09	199,951,063
300,000,000	Federal Home Loan Bank, 5.35% - 5.37%, 2/23/09	299,985,508
250,000,000	Federal Home Loan Bank, 5.40%, 1/5/09	249,855,960
100,000,000	Federal Home Loan Bank, 5.44%, 2/18/09	100,000,000
250,000,000	Freddie Mac, 5.20%, 9/30/08	250,000,000
	Total Floating Rate Notes (Cost $5,254,792,531)	5,254,792,531

	Repurchase Agreements – 48.4%
400,000,000	Bank of America, N.A., 3.17%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $400,105,667 (collateralized by FNMS 5.00% to 5.50% due 3/1/35 to 3/1/38 valued at $412,000,000)	400,000,000
200,000,000	Barclays Capital, Inc., 3.18%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $200,053,000 (collateralized by FGRA 4.64% due 12/15/36 valued at $52,735,468, FNMS 6.00% due 7/1/36 valued at $69,747,925, GNRA 3.42% due 7/20/37 valued at $83,516,607)	200,000,000

1,900,000,000	Bear Stearns & Co., Inc., 3.19%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $1,900,505,083 (collateralized by FHLM 5.23% due 5/25/43 valued at $12,446,565, FGRA 0.00% due 4/15/17 valued at $596,218, FGRM 0.00% to 6.00% due 11/15/18 to 2/15/38 valued at $637,300,224, FNMA 5.20% to 7.50% due 11/25/31 to 1/25/48 valued at $593,802,298, FNRA 0.00% due 4/25/36 to 8/25/37 valued at $706,610,514, FNR2 0.00% due 4/25/22 to 10/25/22 valued at $3,646, FNR3 0.00% due 6/25/23 valued at $6,242,802)		1,900,000,000
2,310,000,000	Deutsche Bank Securities Inc., 3.18%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $2,310,612,150 (collateralized by FGPC 5.00% to 6.50% due 4/1/36 to 11/1/37 valued at $2,379,300,001)		2,310,000,000
1,400,000,000	Greenwich Capital Market, Inc., 3.19%, dated 2/29/08, due 3/3/08, repurchase proceeds at maturity $1,400,372,167 (collateralized by FGSI 0.00% due 6/15/37 valued at $224,851,163, FNST 0.00% due 2/1/17 to 7/1/37 valued at $1,217,149,727)		1,400,000,000
250,000,000	Merrill Lynch & Co., 3.25%, dated 2/29/08, due 3/5/08, repurchase proceeds at maturity $250,022,569 (collateralized by FGRM 3.00% to 6.50% due 12/15/11 to 6/15/36 valued at $225,592,326, FNRM 0.00% due 1/25/32 valued at $31,912,246)		250,000,000
	Total Repurchase Agreements (Cost $6,460,000,000)		6,460,000,000

	Total Investments (Cost $14,362,864,198) +	107.7%	14,362,864,198
	Liabilities in Excess of Other Assets	(7.7)	(1,031,644,991)
	Net Assets	100.0%	$13,331,219,207

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS – FEBRUARY 29, 2008 (Unaudited)

Principal
Amount			Value
	U.S. Treasury Bills - 100.0%
$250,000,000	Cash Management Bill, 4.63%, 4/15/08		$249,237,500
469,076,000	U.S. Treasury Bill, 4.65%, 3/6/08		468,907,760
627,749,000	U.S. Treasury Bill, 4.65%, 3/13/08		627,325,297
260,336,000	U.S. Treasury Bill, 4.65%, 3/20/08		259,981,352
540,142,000	U.S. Treasury Bill, 4.65%, 3/27/08		539,318,451
296,428,000	U.S. Treasury Bill, 4.63%, 4/3/08		295,553,398
260,000,000	U.S. Treasury Bill, 4.63%, 4/10/08		259,088,889
860,018,000	U.S. Treasury Bill, 4.63%, 4/17/08		857,286,542
218,618,000	U.S. Treasury Bill, 4.63%, 4/24/08		217,890,615
301,000,000	U.S. Treasury Bill, 4.71%, 5/1/08		299,894,375
200,000,000	U.S. Treasury Bill, 4.71%, 5/8/08		199,191,556
172,337,000	U.S. Treasury Bill, 4.71%, 5/15/08		171,504,959
327,081,000	U.S. Treasury Bill, 4.71%, 5/22/08		325,386,787
210,000,000	U.S. Treasury Bill, 4.71%, 5/29/08		208,659,685
250,000,000	U.S. Treasury Bill, 4.67%, 6/5/08		248,720,000
81,805,000	U.S. Treasury Bill, 4.67%, 6/12/08		81,325,191

	Total U.S. Treasury Bills (Cost $5,309,272,357)		5,309,272,357

	Total Investments (Cost $5,309,272,357) +	100.0%	5,309,272,357
	Other Assets less Liabilities	0.0	298,997
	Net Assets	100.0%	$5,309,571,354

GLOSSARY

ABS -	Asset Backed Security
CMO -	Collateralized Mortgage Obligation
FGRA -	FHLMC Adjustable Rate REMIC
FGPC -	FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM -	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSI -	FHLMC Gold Strip-Interest
FHLM -	Federal Home Loan Mortgage Corp.
FHLMC -	Federal Home Loan Mortgage Corp.
FNMA -	Federal National Mortgage Association
FNMS -	Federal Mortgage-Backed Pass-Through Securities
FNRA -	FNMA REMIC Adjustable Rate Securities
FNR2 -	FNMA REMIC Second Issue
FNRM -	FNMA REMIC Mortgage-Backed Pass-Through Securities
FNST -	FNMA STRIPS
GNMA -	Government National Mortgage Association
GNRA -	GNMA REMIC Adjustable Rate Securities
MNI -	Whole Loan Trust Receipts (Mortgage Backed Note Interest) (not securitized)
REMIC -	Real Estate Mortgage Investment Conduit
TRR -	Trust Receipts
TR3 -	Trust Receipts
WLR -	Whole Loan Repurchase Agreement

(a) Variable Rate Instrument. This is the rate in effect at the time of this report.

+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        April 29, 2008

*  Print the name and title of each signing officer under his or her signature.